Related Party Transactions	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]	Related Party Transactions
In November 2018, the Company entered into a Transition Service Agreement (“TSA”) to facilitate an orderly transition process for the divestiture of Overland. In October 2019, the Company entered into a conversion agreement by and among the Company, HVE and Overland under which Overland agreed to convert the following debt, accrued payables and prepayment of future goods and services into 1,600,000 Series C Preferred Shares of the Company valued at $1.00 per share: (i) principal and accrued interest of $520,000 under the Secured Promissory Note dated November 13, 2018 by and among the Company, HVE and Overland; (ii) accrued fees of $632,000 under the TSA and as modified, by and among the Company and Overland; and (iii) prepayment of $448,000 for future goods and services under the TSA. At September 30, 2021 and December 31, 2020, other current assets included nil and $115,000, respectively, for prepayment of services under the TSA.
Overland is no longer a related party of the Company. Net expense incurred by the Company related to the TSA was minimal during 2021. Net expense incurred by the Company related to such agreement was approximately $74,000 and $261,000 during the three and nine months ended September 30, 2020.
As of September 30, 2021 and December 31, 2020, accrued liabilities included nil and $247,000, respectively, for related party business advisory service fees.